COMBINED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Net loss	$ (106.9)	$ (8.9)	$ (6.1)
Foreign currency translation adjustments, net of tax	(1.0)	(2.2)	(4.6)
Net unrealized gain (loss) on cash flow hedges, net of tax	(3.8)	93.5	117.2
Comprehensive income (loss)	(111.7)	82.4	106.5
Less: Comprehensive loss attributable to noncontrolling interests	13.4	8.6	17.2
Comprehensive income (loss) attributable to Parent	$ (98.3)	$ 91.0	$ 123.7